MyDestination 2055 Fund Expense Example - MyDestination 2055 Fund - Select	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 137